United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jeffrey Malbasa
Title: 	Director of Marketing
Phone:	216-464-6266
Signature, Place and Date of Signing:

Jeffrey Malbasa	Cleveland, Ohio		July 21, 2008

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	$109,594,361


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corp.	Com	30231g102	16,533	187600	Sole		187600
Noble Corp.	Com	g65422100	4,725	72740	Sole		72740
ConocoPhillips	Com	20825c104	4,527	47961	Sole		47961
Oracle Corporation	Com	68389x105	3,516	167443	Sole		167443
Johnson & Johnson	Com	478160104	3,340	51916	Sole		51916
CR Bard Inc.	Com	067383109	3,333	37895	Sole		37895
General Elec Company	Com	369604103	3,198	119802	Sole		119802
Microsoft Corporation	Com	594918104	3,183	115716	Sole		115716
Procter & Gamble Co	Com	742718109	3,158	51927	Sole		51927
Chicago Bridge & Iron Co NV	Com	167250109	3,097	77775	Sole		77775
Bank of New York Mellon Corp.	Com	040047102	3,042	80425	Sole		80425
Cisco Systems Inc.	Com	17275r102	3,015	129602	Sole		129602
Novartis A G ADR (Switzerland)	Com	66987v109	2,931	53250	Sole		53250
Intel Corporation	Com	458140100	2,924	136108	Sole		136108
Zimmer Hldgs Incorporated	Com	98956p102	2,804	41210	Sole		41210
Valero Energy Corporation New	Com	91913y100	2,803	68077	Sole		68077
Alcoa Incorporated	Com	013817101	2,802	78672	Sole		78672
EMC Corp Mass	Com	268648102	2,652	180513	Sole		180513
Becton Dickinson & Company	Com	075887109	2,647	32560	Sole		32560
Parker-Hannifin	Com	701094104	2,606	36541	Sole		36541
Chevrontexaco Corporation	Com	166764100	2,560	25828	Sole		25828
Danaher Corp Del	Com	235851102	2,513	32505	Sole		32505
Eaton Corporation	Com	278058102	2,507	29500	Sole		29500
MEMC Electronic Materials Inc.	Com	552715104	2,338	37990	Sole		37990
Sherwin Williams Company	Com	824348106	2,315	50398	Sole		50398
Manitowoc Co. Inc.	Com	563571108	2,230	68565	Sole		68565
BP PLC ADR	Com	055622104	2,222	31935	Sole		31935
Kohls Corporation	Com	500255104	2,197	54870	Sole		54870
L-3 Communications Hldgs Incorporated	Com	502424104	2,056	22626	Sole		22626
Allied Capital Corp	Com	01903q108	2,001	144090	Sole		144090
Applied Materials Incorporated	Com	038222105	1,984	103922	Sole		103922
RPM International Incorporated	Com	749685103	1,827	88700	Sole		88700
Progressive Corp Ohio	Com	743315103	1,536	82045	Sole		82045
PetroHawk Energy Corp.	Com	716495106	917	19800	Sole		19800
Lincoln Elec Hldgs Incorporated	Com	533900106	610	7750	Sole		7750
International Business Machines	Com	459200101	576	4862	Sole		4862
America Movil S A De C V Spon Adr L Shs	Com	02364w105	463	8785	Sole		8785
Verizon Communications	Com	92343v104	361	10189	Sole		10189
Merck & Co. Inc.	Com	589331103	270	7176	Sole		7176
Chesapeake Energy Corporation	Com	165167107	264	4000	Sole		4000
Pepsico Incorporated	Com	713448108	262	4124	Sole		4124
Dominion Res Incorporated Va New	Com	25746u109	251	5290	Sole		5290
Philip Morris International Inc	Com	718172109	251	5080	Sole		5080
AT&T Corporation	Com	00206r102	246	7292	Sole		7292